Income Taxes (Details)		6 Months Ended		12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2025 USD ($)	Mar. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 29, 2024 USD ($)
Income Taxes [Line Items]
Assessable profits percentage		16.50%		16.50%
Valuation allowance (in Dollars)					$ 468,938	$ 211,556	$ 1,857,300	$ 1,310,463	$ 1,310,463	$ 468,938
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate (in Dollars)	$ 2,000,000
Assessable profits percentage	8.25%
Assessable profits amount (in Dollars)		$ 2,000,000		$ 2,000,000
Assessable profits tax rates		16.50%		16.50%
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate		25.00%		25.00%
Japan [Member]
Income Taxes [Line Items]
Statutory income tax rate		36.80%	36.80%	36.80%	36.80%	37.10%
Effective income tax rate		(12.39%)	13.27%	392.22%	8.92%	26.58%